Financial liabilities - Change in financial liabilities (Details) € in Thousands	9 Months Ended
Sep. 30, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Gross proceeds from non-convertible loans notes	€ 47,944
Kreos & Claret financing, tranche B
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs	1,475
Kreos & Claret financing, tranche C
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs	1,081
Kreos & Claret Financing, Tranche A-B
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs	€ 500